Tradr 2X Long CLSK Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$22,900,005
TOTAL NET ASSETS — 100.0%	$22,900,005

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	CleanSpark, Inc.	Receive	9.13% (OBFR01* + 550bps)	At Maturity	10/20/2026	$244,589	$-	$2,349,394
Marex	CleanSpark, Inc.	Receive	8.13% (OBFR01* + 450bps)	At Maturity	11/7/2026	26,776,335	-	6,965,783
TOTAL EQUITY SWAP CONTRACTS								$9,315,177

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.